Employee Benefit Program	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PROGRAM
R.	EMPLOYEE BENEFIT PROGRAM:

Effective September 1998, the Company has a SIMPLE IRA plan (Savings Incentive Match Plan for Employees) covering all employees who meet certain requirements. Each employee is 100% vested in their contribution and the company match. The Company makes a matching contribution on a semi-monthly basis based on the contribution the employee makes and the amount of compensation earned during that pay period. Employer contributions accrued and charged to this plan for the nine months ended September 30, 2021 and 2020 amounted to $123,409 and $81,622, respectively.

R.	EMPLOYEE BENEFIT PROGRAM:

Effective September 1998, the Company has a SIMPLE IRA plan (Savings Incentive Match Plan for Employees) covering all employees who meet certain requirements. Each employee is 100% vested in their contribution and the company match. The Company makes a matching contribution on a semi-monthly basis based on the contribution the employee makes and the amount of compensation earned during that pay period. Employer contributions accrued and charged to this plan for the years ended December 31, 2020 and 2019 amounted to $123,177 and $105,775, respectively.